Goldman Sachs Real Estate Securities Fund Expense Example - Class A C Inst Serv Inv R R6 Shares [Member] - Goldman Sachs Real Estate Securities Fund	Dec. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 667
Expense Example, with Redemption, 3 Years	1,011
Expense Example, with Redemption, 5 Years	1,379
Expense Example, with Redemption, 10 Years	2,410
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	299
Expense Example, with Redemption, 3 Years	717
Expense Example, with Redemption, 5 Years	1,261
Expense Example, with Redemption, 10 Years	2,749
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	376
Expense Example, with Redemption, 5 Years	687
Expense Example, with Redemption, 10 Years	1,570
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	531
Expense Example, with Redemption, 5 Years	950
Expense Example, with Redemption, 10 Years	2,118
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	410
Expense Example, with Redemption, 5 Years	746
Expense Example, with Redemption, 10 Years	1,693
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	565
Expense Example, with Redemption, 5 Years	1,007
Expense Example, with Redemption, 10 Years	2,235
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	373
Expense Example, with Redemption, 5 Years	682
Expense Example, with Redemption, 10 Years	$ 1,559